Cover	Apr. 07, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A is being filed to amend the Company’s Current Report on Form 8-K filed on April 1, 2022 (the “Original Form 8-K”) to (i) correct a statement regarding certain terms of the press release that was published on March 31, 2022, as described therein (“PR”); and (ii) file under Item 8.01 and Item 9.01 the Company’s press release relating to the liquidation of LGBTQ + ESG100 ETF. The information set forth in the Original 8-K is incorporated herein by reference and restated in part below. Except as stated in this Explanatory Note, this Form 8-K/A does not otherwise change or update the disclosure set forth in the Original Form 8-K, as amended, and does not otherwise reflect events after the Original Form 8-K was filed.
Document Period End Date	Apr. 07, 2022
Entity File Number	000-54867
Entity Registrant Name	LGBTQ LOYALTY HOLDINGS, INC.
Entity Central Index Key	0001510247
Entity Tax Identification Number	80-0671280
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2435 Dixie Highway
Entity Address, City or Town	Wilton Manors
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33305
City Area Code	954
Local Phone Number	947-6133
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false